Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Taxes computed at federal statutory rate	$ 6,934	$ 7,242	$ 3,624
State and local income taxes - net of federal income tax benefit	416	483	(113)
Connecticut wireline sale	0	0	350
Loss of foreign tax credits in connection with America Movil sale	0	0	386
Mexico restructuring	(471)	0	0
Other - net	(400)	(720)	(628)
Total	$ 6,479	$ 7,005	$ 3,619
Effective Tax Rate	32.70%	33.90%	34.90%
Statutory federal income tax rate	35.00%